Related party transactions - Additional Information (Details) - Gladstone Consultancy Partnership - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts paid, related party transactions		£ 0	£ 75,000	£ 9,000
Director Iain Ross
Disclosure Of Transactions Between Related Parties [Line Items]
Consulting and advisory services payable to related party per month	£ 7,500